Earnings Per Share (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share
Potentially dilutive securities not included in the computation of diluted EPS because their effect would have been anti-dilutive.	264,513	261,342	325,000	376,000